Major Customers - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer
Revenue, Major Customer [Line Items]
Number of customers | Customer		4	4
Sales
Revenue, Major Customer [Line Items]
Number of customers | Customer		4	4	4
Sales | Largest single purchaser
Revenue, Major Customer [Line Items]
Sales revenue | $		$ 75.8	$ 96.4	$ 73.8
Sales | Customer Concentration Risk | Four customers
Revenue, Major Customer [Line Items]
Sales revenue | $		$ 152.7	$ 253.6	$ 179.5
Percentage of revenue from major customers		85.10%	85.10%	83.90%
Sales | Customer Concentration Risk | Largest single purchaser
Revenue, Major Customer [Line Items]
Percentage of revenue from major customers	46.00%	42.20%	32.40%	34.50%